Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	GROWTH FUND OF AMERICA
Central Index Key	0000044201
Amendment Flag	false
Document Creation Date	Oct. 31, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Nov. 01, 2018
GROWTH FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AGTHX
GROWTH FUND OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RGAAX
GROWTH FUND OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RGABX
GROWTH FUND OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RGACX
GROWTH FUND OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RGAEX
GROWTH FUND OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RGAFX
GROWTH FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	GFACX
GROWTH FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	GFAFX
GROWTH FUND OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CGFAX
GROWTH FUND OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CGFCX
GROWTH FUND OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CGFEX
GROWTH FUND OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CGFFX
GROWTH FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	GFFFX
GROWTH FUND OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RGAGX
GROWTH FUND OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	RGEBX
GROWTH FUND OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RGAHX
GROWTH FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	GAFFX
GROWTH FUND OF AMERICA® | Class 529-T
Prospectus:
Trading Symbol	TAFFX
GROWTH FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TFGAX